Notes to the Balance Sheet - Summary of Other Financial Assets at Amortized Cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets at Amortized Cost [Line Items]
Current loans and receivables	€ 285,984	€ 490,201
Accounts Receivable	32,094	91,231
Term Deposits, Current Portion
Other Financial Assets at Amortized Cost [Line Items]
Current loans and receivables	285,984	490,201
Effective Interest Income (+) / Expense (-)	639	881
Impairment	(201)	(680)
Gross carrying amount | Term Deposits, Current Portion
Other Financial Assets at Amortized Cost [Line Items]
Current loans and receivables	€ 285,546	€ 490,000